Basis of Presentation and Summary of Significant Accounting Policies (Tables)	11 Months Ended
Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per common share

	For the period from January 28, 2021
	(inception) through December 31, 2021
	Class A	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$25,974	$20,764

Denominator:
Basic and diluted weighted average common shares outstanding	4,690,909	3,750,000
Basic and diluted net income (loss) per common share	$0.01	$0.01